UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report     June 30, 2013

LEGG MASON BW

GLOBAL OPPORTUNITIES BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s objective is to maximize total return consisting of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Global Opportunities Bond Fund for the six-month reporting period ended June 30, 2013. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman of the Board and President of the Fund and other funds in the Legg Mason complex. On behalf of all our shareholders and the Fund’s Board of Trustees, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Fund. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Legg Mason BW Global Opportunities Bond Fund

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 26, 2013

Legg Mason BW Global Opportunities Bond Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2013 (the “reporting period”), but the pace was far from robust. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was an anemic 0.1% during the fourth quarter of 2012. This weakness was partially driven by moderating private inventory investment and federal government spending. Economic growth then improved, as first quarter 2013 GDP growth was 1.1%. Accelerating growth was due, in part, to strengthening consumer spending, which rose 2.6% during the first quarter, versus a 1.7% increase during the previous quarter. The U.S. Department of Commerce’s initial reading for second quarter 2013 GDP growth, released after the reporting period ended, was 1.7%. This increase was partially driven by increases in non-residential fixed investment and exports, along with a smaller decline in federal government spending versus the previous quarter.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.9%. Unemployment then fell to 7.7% in February, 7.6% in March and 7.5% in April. It then edged up to 7.6% in May and was unchanged in June. In an encouraging sign, an average of almost 202,000 jobs were created per month during the first half of 2013. In contrast, the monthly average was roughly 183,000 in 2012. In addition, the percentage of longer-term unemployed has declined, as roughly 36.7% of the 11.8 million Americans looking for work in June 2013 have been out of work for more than six months, versus 38.1% in January 2013.

Meanwhile, the housing market brightened, as sales generally improved and home prices continued to rebound. According to the National Association of Realtors (“NAR”), existing-home sales dipped 1.2% on a seasonally adjusted basis in June 2013 versus the previous month and were 1.52% higher than in June 2012. In addition, the NAR reported that the median existing-home price for all housing types was $214,200 in June 2013, up 13.5% from June 2012. This marked the sixteenth consecutive month that home prices rose compared to the same period a year earlier. While the inventory of homes available for sale rose 1.9% in June 2013 to a 5.2 month supply at the current sales pace, it was 7.6% lower than in June 2012.

While manufacturing activity was weak in many international developed countries, it was generally positive in the U.S. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, the U.S. manufacturing sector expanded during the first four months of the reporting period. Manufacturing then experienced a setback, falling from 50.7 in April 2013 to 49.0 in May (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, manufacturing then moved back into expansion territory in June, as the PMI increased to 50.9. During June, 12 of the 18 industries within the PMI expanded, versus 10 expanding the prior month.

Growth generally moderated overseas and, in some cases, fell back into a recession. In its July 2013 World Economic Outlook,

IV	Legg Mason BW Global Opportunities Bond Fund

which was released after the reporting period ended, the International Monetary Fund (“IMF”) stated that “Global growth is projected to remain subdued at slightly above three percent in 2013, the same as in 2012. This is less than forecast in the April 2013 World Economic Outlook.” From a regional perspective, the IMF anticipates 2013 growth will be -0.6% in the Eurozone. Growth in emerging market countries is expected to remain higher than in their developed country counterparts, and the IMF projects that emerging market growth will increase from 4.9% in 2012 to 5.0% in 2013. In particular, China’s economy is expected to grow 7.8% in 2013, the same as in 2012. Elsewhere, the IMF projects that growth in India will increase from 3.2% in 2012 to 5.6% in 2013.

Legg Mason BW Global Opportunities Bond Fund	V

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, Fed Chairman Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This initially triggered a sharp sell-off in both the stock and bond markets. While the stock market subsequently rallied and reached a new record high on July 12, the bond market did not rebound as sharply. As a result, Treasury yields remained sharply higher than they were prior to Chairman Bernanke’s press conference. At its meeting that ended on July 31, 2013, after the reporting period ended, the Fed did not institute any policy changes and left its $85 billion a month asset purchase program intact.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v lowered interest rates from 1.00% to 0.75% prior to the beginning of the period, at the time a record low. In September 2012, the ECB introduced its Outright Monetary Transactions (“OMT”) program. With the OMT, the ECB can purchase an unlimited amount of bonds that are issued by troubled Eurozone countries, provided the countries formally ask to participate in the program and agree to certain conditions. In May 2013, the ECB cut rates to a new record low of 0.50%. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. In January 2013, the Bank of Japan announced that it would raise its target for annual inflation from 1% to 2%, and the Japanese government introduced a ¥10.3 trillion ($116 billion) stimulus package to support its economy. Elsewhere, the Reserve Bank of India lowered interest rates three times during the reporting period to 7.25%, whereas the People’s Bank of China kept rates on hold at 6.0%.

VI	Legg Mason BW Global Opportunities Bond Fund

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2013?

A. Both short- and long-term Treasury yields moved sharply higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.25%. It fell as low as 0.20% in late April/early May 2013 and was as high as 0.43% on June 25, 2013, before ending the period at 0.36%. The yield on the ten-year Treasury began the period at 1.78%. Ten-year Treasuries reached a low of 1.66% in early May 2013 and peaked at 2.60% on June 25, 2013, before edging down to 2.52% at the end of the period.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors performed poorly during the reporting period. Spread sector demand was often solid during the first four months of the period as investors looked to generate incremental yield in the low interest rate environment. Even so, there were several periods of volatility given a number of macro issues, including the European sovereign debt crisis, mixed economic data and concerns related to the U.S. “fiscal cliff” and sequestration. The spread sectors then weakened over the last two months of the period amid sharply rising interest rates given the Fed’s plan to begin tapering its asset purchase program sooner than previously anticipated. The majority of spread sectors generated negative absolute returns and performed largely in line with equal-durationvi Treasuries during the reporting period as a whole. For the six months ended June 30, 2013, the Barclays U.S. Aggregate Indexvii fell 2.44%.

Q. How did the high-yield market perform over the six months ended June 30, 2013?

A. The U.S. high-yield bond market was one of the few spread sectors to generate a positive return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexviii, posted positive returns during the first four months of the period. Risk appetite was often solid during that time as investors were drawn to higher yielding securities. However, the high-yield market gave back a large portion of previous gains in May and June. All told, the high-yield market gained 1.42% for the six months ended June 30, 2013.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The asset class generated poor results during the six months ended June 30, 2013. Aside from a brief rally in April 2013, the asset class fell during the other five months of the reporting period. This weakness was triggered by a number of factors, including concerns over moderating global growth, fears of a “hard landing” for China’s economy, generally weaker commodity prices and sharply rising U.S. interest rates. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)ix fell 8.22% over the six months ended June 30, 2013.

Legg Mason BW Global Opportunities Bond Fund	VII

Investment commentary (cont’d)

Performance review

For the six months ended June 30, 2013, Class IS shares of Legg Mason BW Global Opportunities Bond Fund returned -3.54%. The Fund’s unmanaged benchmark, Citigroup World Government Bond Indexx, returned -5.66% for the same period. The Lipper Global Income Funds Category Average1 returned -3.74% over the same time frame.

Performance Snapshot as of June 30, 2013 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW Global Opportunities Bond Fund:
Class A	-3.66%
Class A2	-3.68%
Class C	-4.05%
Class C1♦	-3.93%
Class FI	-3.73%
Class R	-3.79%
Class I	-3.59%
Class IS	-3.54%
Citigroup World Government Bond Index	-5.66%
Lipper Global Income Funds Category Average[1]	-3.74%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2013 for Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.03%, 1.99%, 1.35%, 1.63%, 2.10%, 1.80%, 2.33% and 2.47%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been 1.61%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2013, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.96%, 1.02%, 1.77%, 1.42%, 1.05%, 1.24%, 0.70% and 0.62%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 204 funds in the Fund’s Lipper category, and excluding sales charges.

♦

Effective August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

VIII	Legg Mason BW Global Opportunities Bond Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.00% for Class A shares, 1.20% for Class A2 shares, 1.75% for Class C shares, 1.45% for Class C1 shares, 1.00% for Class FI shares, 1.25% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, total annual operating expenses for Class IS shares will not exceed those for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 1, 2013

RISKS: The Fund is non-diversified and may be more susceptible to economic, political or regulatory events than a diversified fund. Foreign securities involve special risks such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund’s share price will decline as interest rates rise. Below investment grade debt securities involve greater volatility than higher-rated securities. To the extent that the Fund invests in mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investment in other fixed-income securities. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Legg Mason BW Global Opportunities Bond Fund	IX

Investment commentary (cont’d)

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

viii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ix

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

[x]	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of fourteen countries.

X	Legg Mason BW Global Opportunities Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2013 and December 31, 2012 and does not include derivatives such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2013 and held for the six months ended June 30, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-3.66%	$1,000.00	$963.40	0.94%	$4.58	Class A	5.00%	$1,000.00	$1,020.13	0.94%	$4.71
Class A2	-3.68	1,000.00	963.20	0.98	4.77	Class A2	5.00	1,000.00	1,019.93	0.98	4.91
Class C	-4.05	1,000.00	959.50	1.66	8.07	Class C	5.00	1,000.00	1,016.56	1.66	8.30
Class C1	-3.93	1,000.00	960.70	1.44	7.00	Class C1	5.00	1,000.00	1,017.65	1.44	7.20
Class FI	-3.73	1,000.00	962.70	0.98	4.77	Class FI	5.00	1,000.00	1,019.93	0.98	4.91
Class R	-3.79	1,000.00	962.10	1.20	5.84	Class R	5.00	1,000.00	1,018.84	1.20	6.01
Class I	-3.59	1,000.00	964.10	0.71	3.46	Class I	5.00	1,000.00	1,021.27	0.71	3.56
Class IS	-3.54	1,000.00	964.60	0.61	2.97	Class IS	5.00	1,000.00	1,021.77	0.61	3.06

2	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

[1]	For the six months ended June 30, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2013

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 65.5%
Australia — 7.8%
New South Wales Treasury Corp., Senior Notes	6.000%	4/1/16	137,675,000	AUD	$135,615,605
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	82,050,000	AUD	83,938,352
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	26,340,000	AUD	26,503,422
Total Australia					246,057,379
Brazil — 0.5%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	33,854,000	BRL	14,459,262
Germany — 0.8%
FMS Wertmanagement AoeR, Senior Notes	0.519%	6/30/15	23,800,000		23,881,682	(a)(b)
Hungary — 3.9%
Hungary Government Bond, Bonds	5.500%	2/12/16	23,490,000,000	HUF	105,265,518
Hungary Government Bond, Bonds	7.500%	11/12/20	3,490,000,000	HUF	16,918,845
Total Hungary					122,184,363
Ireland — 1.6%
Republic of Ireland, Bonds	4.500%	4/18/20	36,840,000	EUR	50,063,455
Italy — 6.7%
Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	161,505,000	EUR	211,257,191
Malaysia — 4.2%
Government of Malaysia, Senior Bonds	5.094%	4/30/14	77,640,000	MYR	24,986,909
Government of Malaysia, Senior Bonds	3.741%	2/27/15	207,105,000	MYR	66,124,867
Government of Malaysia, Senior Bonds	3.172%	7/15/16	127,685,000	MYR	40,295,640
Total Malaysia					131,407,416
Mexico — 13.7%
Mexican Bonos, Bonds	7.000%	6/19/14	1,295,890,000	MXN	102,797,702
Mexican Bonos, Bonds	9.500%	12/18/14	544,980,000	MXN	45,197,154
Mexican Bonos, Bonds	8.500%	5/31/29	1,868,150,000	MXN	171,853,595
Mexican Bonos, Bonds	8.500%	11/18/38	1,219,690,000	MXN	109,642,812
Total Mexico					429,491,263
Netherlands — 1.5%
Nederlandse Waterschapsbank NV, Notes	0.326%	10/27/14	46,335,000		46,329,532	(a)(b)
New Zealand — 3.1%
Government of New Zealand	6.000%	5/15/21	39,475,000	NZD	34,801,101
Government of New Zealand, Senior Bonds	5.000%	3/15/19	16,740,000	NZD	13,867,905
Government of New Zealand, Senior Bonds	5.500%	4/15/23	55,145,000	NZD	47,337,557
Total New Zealand					96,006,563
Norway — 1.0%
Kommunalbanken AS, Bonds	0.353%	3/18/16	22,160,000		22,148,344	(a)(b)
Kommunalbanken AS, Senior Bonds	0.296%	1/26/15	9,016,000		9,010,509	(a)(b)
Total Norway					31,158,853

See Notes to Financial Statements.

4	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Poland — 4.1%
Republic of Poland, Bonds	5.000%	10/24/13	263,095,000	PLN	$79,691,806
Republic of Poland, Bonds	5.250%	10/25/20	151,340,000	PLN	48,924,628
Total Poland					128,616,434
Portugal — 2.7%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	3.850%	4/15/21	30,100,000	EUR	33,446,882
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	43,180,000	EUR	50,129,439	(a)
Total Portugal					83,576,321
South Africa — 3.0%
Republic of South Africa, Bonds	6.750%	3/31/21	354,455,000	ZAR	34,393,615
Republic of South Africa, Bonds	6.500%	2/28/41	766,140,000	ZAR	59,705,914
Total South Africa					94,099,529
South Korea — 4.2%
Republic of Korea, Senior Bonds	3.000%	12/10/13	36,100,000,000	KRW	31,662,423
Republic of Korea, Senior Bonds	5.750%	9/10/18	102,060,000,000	KRW	100,216,745
Total South Korea					131,879,168
United Kingdom — 6.7%
United Kingdom Gilt, Bonds	2.250%	3/7/14	137,275,000	GBP	211,536,005
Total Sovereign Bonds (Cost — $2,063,349,593)					2,052,004,416
Collateralized Mortgage Obligations — 0.2%
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	3,603,212		3,127,498
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	3,088,891		2,796,756	(a)
WaMu Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	791,208		745,285
Total Collateralized Mortgage Obligations (Cost — $6,597,275)					6,669,539
Corporate Bonds & Notes — 13.6%
Financials — 12.4%
Commercial Banks — 5.9%
Achmea Hypotheekbank NV	3.200%	11/3/14	27,540,000		28,586,520	(a)
Bank Nederlandse Gemeenten NV, Senior Notes	0.555%	2/8/16	15,365,000		15,385,574	(a)(b)
Dexia Credit Local, Senior Notes	0.756%	4/29/14	17,520,000		17,548,715	(a)(b)
Erste Abwicklungsanstalt, Senior Notes	0.625%	11/20/14	68,600,000		68,525,981	(a)
Erste Abwicklungsanstalt, Senior Notes	0.576%	1/29/16	37,600,000		37,690,240	(b)
Fifth Third Bancorp, Subordinated Notes	8.250%	3/1/38	14,250,000		18,070,909
Total Commercial Banks					185,807,939
Diversified Financial Services — 6.5%
Bank of America Corp., Senior Notes	4.500%	4/1/15	6,475,000		6,791,796
Bank of America Corp., Senior Notes	6.500%	8/1/16	10,355,000		11,674,703
Citigroup Inc., Senior Notes	6.375%	8/12/14	7,010,000		7,397,513

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
European Investment Bank, Senior Notes	0.673%	2/3/14	33,380,000		$33,443,756	(a)(b)
European Investment Bank, Senior Notes	2.750%	3/23/15	62,875,000		65,358,562
General Electric Capital Corp., Senior Notes	0.905%	6/2/14	11,240,000		11,295,301	(b)
General Electric Capital Corp., Senior Notes	7.625%	12/10/14	8,195,000	NZD	6,672,918
JPMorgan Chase & Co., Senior Notes	0.726%	4/23/15	32,140,000		32,065,306	(b)
Kreditanstalt fuer Wiederaufbau, Senior Notes	6.250%	12/4/19	28,805,000	AUD	29,005,633
Total Diversified Financial Services					203,705,488
Total Financials					389,513,427
Information Technology — 0.8%
Computers & Peripherals — 0.8%
Dell Inc., Senior Notes	6.500%	4/15/38	12,910,000		11,750,411
Hewlett-Packard Co., Senior Notes	4.650%	12/9/21	13,130,000		13,131,208
Total Information Technology					24,881,619
Telecommunication Services — 0.4%
Wireless Telecommunication Services — 0.4%
Oi S.A., Senior Notes	5.750%	2/10/22	12,095,000		11,263,469	(a)
Total Corporate Bonds & Notes (Cost — $431,057,201)					425,658,515
Municipal Bonds — 0.7%
Georgia — 0.7%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	5,220,000		5,631,649
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	14,940,000		15,936,797
Total Municipal Bonds (Cost — $21,469,474)					21,568,446
U.S. Government & Agency Obligations — 2.4%
U.S. Government Obligations — 2.4%
U.S. Treasury Bonds (Cost — $84,574,269)	2.750%	8/15/42	88,140,000		76,075,838
Total Investments before Short-Term Investments (Cost — $2,607,047,812)					2,581,976,754
Short-Term Investments — 16.3%
U.S. Government Obligations — 14.0%
U.S. Treasury Bills	0.105-0.165%	11/14/13	272,935,000		272,867,858	(c)
U.S. Treasury Bills	0.118-0.143%	3/6/14	165,420,000		165,300,401	(c)
Total U.S. Government Obligations					438,168,259

See Notes to Financial Statements.

6	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Face Amount†	Value
Underlying Fund Investments — 2.3%
State Street Institutional Liquid Reserves Fund (Cost — $71,350,073)	0.079%	71,350,073	$71,350,073
Total Short-Term Investments (Cost — $509,410,577)			509,518,332
Total Investments — 98.7% (Cost — $3,116,458,389#)			3,091,495,086
Other Assets in Excess of Liabilities — 1.3%			39,596,840
Total Net Assets — 100.0%			$3,131,091,926

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	—Australian Dollar
BRL	— Brazilian Real
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NZD	—New Zealand Dollar
PLN	—Polish Zloty
ZAR	—South African Rand

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2013

Assets:
Investments, at value (Cost — $3,116,458,389)	$3,091,495,086
Unrealized appreciation on forward foreign currency contracts	46,484,902
Interest receivable	33,070,824
Receivable for securities sold	26,691,213
Receivable for Fund shares sold	5,451,499
Prepaid expenses	109,141
Total Assets	3,203,302,665

Liabilities:
Payable for securities purchased	34,651,210
Unrealized depreciation on forward foreign currency contracts	30,040,533
Payable for Fund shares repurchased	5,124,272
Investment management fee payable	1,312,631
Distributions payable	473,007
Service and/or distribution fees payable	191,524
Trustees’ fees payable	18,439
Accrued expenses	399,123
Total Liabilities	72,210,739
Total Net Assets	$3,131,091,926

Net Assets:
Par value (Note 7)	$2,836
Paid-in capital in excess of par value	3,168,589,190
Overdistributed net investment income	(15,868,317)
Accumulated net realized loss on investments and foreign currency transactions	(12,243,156)
Net unrealized depreciation on investments and foreign currencies	(9,388,627)
Total Net Assets	$3,131,091,926

See Notes to Financial Statements.

8	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

Shares Outstanding:
Class A	46,890,743
Class A2	634,761
Class C	4,427,441
Class C1	4,456,211
Class FI	4,549,119
Class R	306,255
Class I	141,855,586
Class IS	80,442,540

Net Asset Value:
Class A (and redemption price)	$11.11
Class A2 (and redemption price)	$11.10
Class C*	$11.02
Class C1*	$11.04
Class FI (and redemption price)	$10.98
Class R (and redemption price)	$11.09
Class I (and redemption price)	$11.03
Class IS (and redemption price)	$11.03
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.60
Class A2 (based on maximum initial sales charge of 4.25%)	$11.59

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended June 30, 2013

Investment Income:
Interest	$52,480,477
Less: Foreign taxes withheld	(386,909)
Total Investment Income	52,093,568

Expenses:
Investment management fee (Note 2)	7,628,695
Service and/or distribution fees (Notes 2 and 5)	1,068,428
Transfer agent fees (Note 5)	955,615
Custody fees	680,226
Fees recaptured by investment manager (Note 2)	477,456
Legal fees	170,874
Registration fees	131,834
Fund accounting fees	102,936
Trustees’ fees	80,766
Shareholder reports	58,588
Audit and tax	26,297
Insurance	19,733
Miscellaneous expenses	42,000
Total Expenses	11,443,448
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(528)
Net Expenses	11,442,920
Net Investment Income	40,650,648

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	7,422,047
Foreign currency transactions	(13,198,978)
Net Realized Loss	(5,776,931)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(171,813,808)
Foreign currencies	15,413,226
Change in Net Unrealized Appreciation (Depreciation)	(156,400,582)
Net Loss on Investments and Foreign Currency Transactions	(162,177,513)
Decrease in Net Assets from Operations	$(121,526,865)

See Notes to Financial Statements.

10	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2013 (unaudited) and the Year Ended December 31, 2012	2013	2012

Operations:
Net investment income	$40,650,648	$58,788,200
Net realized gain (loss)	(5,776,931)	44,421,102
Change in net unrealized appreciation (depreciation)	(156,400,582)	132,277,486
Increase (Decrease) in Net Assets From Operations	(121,526,865)	235,486,788

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(40,493,888)	(58,690,012)
Net realized gains	(31,532,082)	(36,957,477)
Decrease in Net Assets From Distributions to Shareholders	(72,025,970)	(95,647,489)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,074,657,502	1,695,449,897
Reinvestment of distributions	66,125,657	84,714,746
Cost of shares repurchased	(511,325,172)	(328,656,007)
Increase in Net Assets From Fund Share Transactions	629,457,987	1,451,508,636
Increase in Net Assets	435,905,152	1,591,347,935

Net Assets:
Beginning of period	2,695,186,774	1,103,838,839
End of period*	$3,131,091,926	$2,695,186,774
* Includes overdistributed net investment income of:	$(15,868,317)	$(16,025,077)

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1,2]	2013[3]	2012	2011	2010[4]

Net asset value, beginning of period	$11.79	$10.92	$10.67	$10.19

Income (loss) from operations:
Net investment income	0.14	0.34	0.35	0.36
Net realized and unrealized gain (loss)	(0.57)	1.04	0.43	0.82
Total income (loss) from operations	(0.43)	1.38	0.78	1.18

Less distributions from:
Net investment income	(0.14)	(0.34)	(0.39)	(0.57)
Net realized gains	(0.11)	(0.17)	(0.14)	(0.13)
Total distributions	(0.25)	(0.51)	(0.53)	(0.70)

Net asset value, end of period	$11.11	$11.79	$10.92	$10.67
Total return[5]	(3.66)%	12.90%	7.42%	11.76%

Net assets, end of period (000s)	$520,769	$417,763	$112,698	$7,182

Ratios to average net assets:
Gross expenses	0.94%[6,7]	0.96%[7]	0.94%[7]	1.05%[6]
Net expenses[8,9]	0.94 [6,7]	0.92 [7,10]	0.93 [7,10]	0.91 [6,10]
Net investment income	2.47 [6]	3.00	3.24	4.22 [6]

Portfolio turnover rate	29%	41%	63%	39%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 30, 2012.

[3]	For the six months ended June 30, 2013 (unaudited).

[4]	For the period May 10, 2010 (commencement of operations) to December 31, 2010.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A2 Shares[1]	2013[2]	2012[3]

Net asset value, beginning of period	$11.78	$11.73

Income (loss) from operations:
Net investment income	0.14	0.06
Net realized and unrealized gain (loss)	(0.57)	0.20
Total income (loss) from operations	(0.43)	0.26

Less distributions from:
Net investment income	(0.14)	(0.06)
Net realized gains	(0.11)	(0.15)
Total distributions	(0.25)	(0.21)

Net asset value, end of period	$11.10	$11.78
Total return[4]	(3.68)%	2.24%

Net assets, end of period (000s)	$7,047	$1,491

Ratios to average net assets:
Gross expenses[5]	0.98%[6]	1.07%
Net expenses[5],7,8	0.98 [6]	0.99 [9]
Net investment income[5]	2.39	3.09

Portfolio turnover rate	29%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2013 (unaudited).

[3]	For the period October 31, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of sales charge, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2012[3]

Net asset value, beginning of period	$11.70	$11.37

Income (loss) from operations:
Net investment income	0.10	0.10
Net realized and unrealized gain (loss)	(0.57)	0.49
Total income (loss) from operations	(0.47)	0.59

Less distributions from:
Net investment income	(0.10)	(0.11)
Net realized gains	(0.11)	(0.15)
Total distributions	(0.21)	(0.26)

Net asset value, end of period	$11.02	$11.70
Total return[4]	(4.05)%	5.23%

Net assets, end of period (000s)	$48,810	$20,034

Ratios to average net assets:
Gross expenses[5]	1.66%[6]	1.70%
Net expenses[5,7,8]	1.66 [6]	1.65 [9]
Net investment income[5]	1.69	2.21

Portfolio turnover rate	29%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2013 (unaudited).

[3]	For the period August 1, 2012 (inception date) through December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2,3]	2013[4]	2012	2011	2010[5]

Net asset value, beginning of period	$11.72	$10.86	$10.61	$10.20

Income (loss) from operations:
Net investment income	0.12	0.28	0.30	0.33
Net realized and unrealized gain (loss)	(0.58)	1.04	0.42	0.74
Total income (loss) from operations	(0.46)	1.32	0.72	1.07

Less distributions from:
Net investment income	(0.11)	(0.29)	(0.33)	(0.53)
Net realized gains	(0.11)	(0.17)	(0.14)	(0.13)
Total distributions	(0.22)	(0.46)	(0.47)	(0.66)

Net asset value, end of period	$11.04	$11.72	$10.86	$10.61
Total return[6]	(3.93)%	12.32%	6.92%	10.62%

Net assets, end of period (000s)	$49,207	$60,610	$32,790	$2,728

Ratios to average net assets:
Gross expenses	1.44%[7,8]	1.42%[8]	1.43%[8]	1.53%[7]
Net expenses[9,10]	1.44 [7,8]	1.39 [8,11]	1.42 [8,11]	1.36 [7,11]
Net investment income	1.99 [7]	2.52	2.73	3.80 [7]

Portfolio turnover rate	29%	41%	63%	39%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2013 (unaudited).

[5]	For the period March 11, 2010 (commencement of operations) to December 31, 2010.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commission, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2,3]	2013[4]	2012	2011	2010	2009[5]

Net asset value, beginning of period	$11.66	$10.81	$10.60	$10.13	$8.33

Income (loss) from operations:
Net investment income	0.14	0.34	0.39	0.45	0.41
Net realized and unrealized gain (loss)	(0.57)	1.01	0.34	0.80	1.87
Total income (loss) from operations	(0.43)	1.35	0.73	1.25	2.28

Less distributions from:
Net investment income	(0.14)	(0.33)	(0.38)	(0.65)	(0.43)
Net realized gains	(0.11)	(0.17)	(0.14)	(0.13)	(0.05)
Total distributions	(0.25)	(0.50)	(0.52)	(0.78)	(0.48)

Net asset value, end of period	$10.98	$11.66	$10.81	$10.60	$10.13
Total return[6]	(3.73)%	12.73%	7.00%	12.59%	27.79%

Net assets, end of period (000s)	$49,969	$12,128	$212	$6,547	$361

Ratios to average net assets:
Gross expenses	0.98%[7,8]	1.05%[8]	1.12%	1.06%	2.21%[7]
Net expenses[9]	0.98 [7,8,10]	0.97 [8,10,11]	1.00 [10,11]	0.98 [10,11,12]	0.90 [7,11,12]
Net investment income	2.44 [7]	2.97	3.57	4.25	4.93 [7]

Portfolio turnover rate	29%	41%	63%	39%	32%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2013 (unaudited).

[5]	For the period February 26, 2009 (commencement of operations) to December 31, 2009.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage commissions, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.90% until April 30, 2010.

See Notes to Financial Statements.

16	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1,2]	2013[3]	2012	2011[4]

Net asset value, beginning of period	$11.77	$10.92	$11.05

Income (loss) from operations:
Net investment income	0.13	0.32	0.07
Net realized and unrealized gain (loss)	(0.57)	1.01	0.00	[5]
Total income (loss) from operations	(0.44)	1.33	0.07

Less distributions from:
Net investment income	(0.13)	(0.31)	(0.07)
Net realized gains	(0.11)	(0.17)	(0.13)
Total distributions	(0.24)	(0.48)	(0.20)

Net asset value, end of period	$11.09	$11.77	$10.92
Total return[6]	(3.79)%	12.42%	0.61%

Net assets, end of period (000s)	$3,397	$783	$10

Ratios to average net assets:
Gross expenses	1.22%[7,8]	1.24%[8]	1.41%[7]
Net expenses[9,10,11]	1.20 [7,8]	1.15 [8]	1.25	[7]
Net investment income	2.23 [7]	2.80	2.63	[7]

Portfolio turnover rate	29%	41%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 30, 2012.

[3]	For the six months ended June 30, 2013 (unaudited).

[4]	For the period September 30, 2011 (inception date) to December 31, 2011.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2,3]	2013[4]	2012	2011	2010	2009[5]

Net asset value, beginning of period	$11.71	$10.85	$10.60	$10.12	$8.56

Income (loss) from operations:
Net investment income	0.16	0.37	0.41	0.48	0.39
Net realized and unrealized gain (loss)	(0.57)	1.03	0.40	0.81	1.64
Total income (loss) from operations	(0.41)	1.40	0.81	1.29	2.03

Less distributions from:
Net investment income	(0.16)	(0.37)	(0.42)	(0.68)	(0.42)
Net realized gains	(0.11)	(0.17)	(0.14)	(0.13)	(0.05)
Total distributions	(0.27)	(0.54)	(0.56)	(0.81)	(0.47)

Net asset value, end of period	$11.03	$11.71	$10.85	$10.60	$10.12
Total return[6]	(3.59)%	13.16%	7.79%	13.03%	23.96%

Net assets, end of period (000s)	$1,564,674	$1,316,934	$383,556	$121,671	$22,430

Ratios to average net assets:
Gross expenses	0.71%[7,8]	0.70%	0.64%	0.66%[8]	1.01%[7]
Net expenses[9,10]	0.71 [7,8]	0.67 [11]	0.64	0.66 [8]	0.75 [7,11]
Net investment income	2.70 [7]	3.25	3.78	4.57	5.00 [7]

Portfolio turnover rate	29%	41%	63%	39%	32%

[1]	On October 5, 2009, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2013 (unaudited).

[5]	For the period March 19, 2009 (commencement of operations) to December 31, 2009.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2,3]	2013[4]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$11.71	$10.85	$10.60	$10.12	$8.88	$10.44

Income (loss) from operations:
Net investment income	0.16	0.38	0.42	0.48	0.52	0.53
Net realized and unrealized gain (loss)	(0.57)	1.03	0.39	0.81	1.29	(1.42)
Total income (loss) from operations	(0.41)	1.41	0.81	1.29	1.81	(0.89)

Less distributions from:
Net investment income	(0.16)	(0.38)	(0.42)	(0.68)	(0.52)	(0.65)
Net realized gains	(0.11)	(0.17)	(0.14)	(0.13)	(0.05)	(0.02)
Total distributions	(0.27)	(0.55)	(0.56)	(0.81)	(0.57)	(0.67)

Net asset value, end of period	$11.03	$11.71	$10.85	$10.60	$10.12	$8.88
Total return[5]	(3.54)%	13.22%	7.79%	13.06%	21.04%	(8.93)%

Net assets, end of period (000s)	$887,219	$865,444	$574,573	$403,339	$266,762	$230,863

Ratios to average net assets:
Gross expenses	0.61%[6,7]	0.62%[7]	0.64%[7]	0.65%	0.67%	0.67%
Net expenses[8,9]	0.61 [6,7]	0.60 [7,10]	0.64 [7,10]	0.65 [10]	0.65 [10]	0.65 [10]
Net investment income	2.81 [6]	3.33	3.88	4.57	5.47	5.30

Portfolio turnover rate	29%	41%	63%	39%	32%	57%

[1]	On October 5, 2009, Institutional Select Class shares were renamed as Class IS shares. The former Institutional Class changed its name to Institutional Select Class effective November 1, 2008.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2013 (unaudited).

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, total annual fund operating expenses for Class IS share will not exceed total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 30, 2012, the Fund was reorganized as a new series of the Trust. Prior to April 30, 2012, the Fund was organized as a series of Legg Mason Charles Street Trust, Inc, a Maryland corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

20	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$2,052,004,416	—	$2,052,004,416
Collateralized mortgage obligations	—	6,669,539	—	6,669,539
Corporate bonds & notes	—	425,658,515	—	425,658,515
Municipal bonds	—	21,568,446	—	21,568,446
U.S. government & agency obligations	—	76,075,838	—	76,075,838
Total long-term investments	—	$2,581,976,754	—	$2,581,976,754
Short-term investments†	$71,350,073	438,168,259	—	509,518,332
Total investments	$71,350,073	$3,020,145,013	—	$3,091,495,086
Other financial instruments:
Forward foreign currency contracts	—	$46,484,902	—	$46,484,902
Total	$71,350,073	$3,066,629,915	—	$3,137,979,988

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$30,040,533	—	$30,040,533

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

22	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or to gain currency exposure where the Fund did not that country’s bonds. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were

24	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2013, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $30,040,533. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Pursuant to the agreement, LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with LMPFA. The investment adviser is responsible, subject to the general supervision of the Board of Trustees and LMPFA, for the actual investment activity of the Fund. To the extent LMPFA receives a management fee after taking into account its obligation to limit expenses as discussed below, LMPFA will pay Brandywine Global 90% of the net fees it received from the Fund. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.20%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, total annual fund operating expenses for Class IS shares of the Fund will not exceed total annual operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

26	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

During the six months ended June 30, 2013, fees waived and/or expenses reimbursed amounted to $528.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2013, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2016	—	—	—	—	—	$528	—	—
Total fee waivers/expense reimbursements subject to recapture	—	—	—	—	—	$528	—	—

For the six months ended June 30, 2013, LMPFA recaptured $90,751, $79, $1,980, $15,914, $14,093, $279, $245,375 and $108,985 for Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for Class A shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A and A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2013, LMIS and its affiliates retained sales charges of $177,215 and $17,233 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended June 30, 2013, CDSCs paid to LMIS and its affiliates were:

	Class A	Class A2	Class C	Class C1
CDSCs	$998	$12	$11,143	$2,758

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,215,055,958	$20,370,687
Sales	640,222,729	46,550,391

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$53,031,757
Gross unrealized depreciation	(77,995,060)
Net unrealized depreciation	$(24,963,303)

At June 30, 2013, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	HSBC Bank USA, N.A.	6,350,000	$5,788,792	8/12/13	$(64,511)
Brazilian Real	UBS AG	149,938,000	66,360,397	8/30/13	(7,417,096)
Brazilian Real	HSBC Bank USA, N.A.	13,470,000	5,954,223	9/6/13	(630,964)
Turkish Lira	Barclays Bank PLC	144,880,000	74,256,690	9/12/13	(1,205,574)
Turkish Lira	Citibank, N.A.	20,840,000	10,681,318	9/12/13	(187,000)
Chilean Peso	HSBC Bank USA, N.A.	25,298,740,000	49,204,660	9/13/13	(3,567,013)
Chilean Peso	HSBC Bank USA, N.A.	3,243,000,000	6,307,457	9/13/13	(336,946)
British Pound	HSBC Bank USA, N.A.	123,390,000	187,573,802	9/16/13	(3,939,817)
Russian Ruble	JPMorgan Chase Bank	1,935,000,000	58,087,902	9/16/13	(2,361,957)
Brazilian Real	UBS AG	107,550,000	47,423,144	9/18/13	(5,914,487)

28	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy: continued
Brazilian Real	UBS AG	12,800,000	$5,644,038	9/18/13	$(591,348)
Indian Rupee	Barclays Bank PLC	8,106,000,000	134,552,819	9/18/13	(3,257,450)
New Zealand Dollar	Citibank, N.A.	6,410,000	4,938,601	9/20/13	5,978
Indian Rupee	HSBC Bank USA, N.A.	354,000,000	5,871,596	9/23/13	(45,662)
Chilean Peso	HSBC Bank USA, N.A.	21,456,000,000	41,446,854	11/8/13	(422,597)
					(29,936,444)
Contracts to Sell:
Euro	Citibank, N.A.	253,630,000	330,189,174	8/7/13	3,917,625
Euro	JPMorgan Chase Bank	5,190,000	6,756,621	8/7/13	(98,111)
Australian Dollar	HSBC Bank USA, N.A.	5,070,000	4,621,917	8/12/13	280,367
Australian Dollar	Morgan Stanley & Co. Inc.	299,660,000	273,176,276	8/12/13	35,173,864
South Korean Won	HSBC Bank USA, N.A.	63,998,000,000	55,913,309	8/13/13	2,965,205
Russian Ruble	JPMorgan Chase Bank	1,935,000,000	58,087,902	9/16/13	2,037,008
New Zealand Dollar	Citibank, N.A.	133,950,000	103,202,115	9/20/13	1,546,785
South Korean Won	HSBC Bank USA, N.A.	84,305,000,000	73,471,611	10/18/13	558,070
					46,380,813
Net unrealized gain on open forward foreign currency contracts					$16,444,369

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2013.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$46,484,902

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$30,040,533

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2013. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(12,634,503)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$16,709,533

During the six months ended June 30, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$826,678,355
Forward foreign currency contracts (to sell)	813,641,605

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral held by the Fund at June 30, 2013:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$46,484,902	—	$46,484,902

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2013:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$30,040,533	—	$30,040,533

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan, the Fund pays a service fee with respect to its Class A, Class A2, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C, Class C1 and Class R shares calculated at the annual rate of 0.75%, 0.45% and 0.25%, respectively, of each class’ average daily net assets. Service and distribution fees are accrued daily and paid monthly.

30	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

For the six months ended June 30, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$620,692	$164,078
Class A2	5,238	2,915
Class C	190,038	12,310
Class C1	195,998	28,118
Class FI	49,833	12,352
Class R	6,629	1,611
Class I	—	724,962
Class IS	—	9,269
Total	$1,068,428	$955,615

For the six months ended June 30, 2013, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class A2	—
Class C	—
Class C1	—
Class FI	—
Class R	$528
Class I	—
Class IS	—
Total	$528

6. Distributions to shareholders by class

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Net Investment Income:
Class A	$6,111,944	$7,847,622
Class A2	49,841	3,003	[1]
Class C	319,850	85,662	[2]
Class C1[3]	554,444	1,338,791
Class FI	479,550	166,563
Class R	29,185	8,352
Class I	20,591,558	25,753,637
Class IS	12,357,516	23,486,382
Total	$40,493,888	$58,690,012

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Net Realized Gains:
Class A	$5,169,015	$5,599,567
Class A2	66,699	11,924	[1]
Class C	487,731	224,976	[2]
Class C1[3]	501,006	891,613
Class FI	465,043	156,137
Class R	33,864	10,291
Class I	15,903,288	17,881,900
Class IS	8,905,436	12,181,069
Total	$31,532,082	$36,957,477

[1]	For the period October 31, 2012 (inception date) to December 31, 2012.

[2]	For the period August 1, 2012 (inception date) through December 31, 2012.

[3]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

7. Shares of beneficial interest

At June 30, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. On April 30, 2012, the Fund was reorganized as a new series of the Trust.

Prior to April 30, 2012, the Fund was a series of a Maryland corporation and had 500 million shares authorized at $0.001 par value for each of the Fund’s Class A, Class C1, Class FI, Class R, Class I and Class IS shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares		Amount
Class A
Shares sold	19,397,869	$227,267,445	28,495,394		$324,607,328
Shares issued on reinvestment	939,979	10,797,883	1,115,658		12,917,473
Shares repurchased	(8,882,328)	(102,803,278)	(4,494,477)		(51,562,602)
Net increase	11,455,520	$135,262,050	25,116,575		$285,962,199

Class A2
Shares sold	543,939	$6,374,870	127,280	[1]	$1,495,283	[1]
Shares issued on reinvestment	10,202	116,520	1,271	[1]	14,927	[1]
Shares repurchased	(45,909)	(536,919)	(2,022)	[1]	(23,755)	[1]
Net increase	508,232	$5,954,471	126,529	[1]	$1,486,455	[1]

32	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares		Amount
Class C
Shares sold	2,891,341	$33,783,338	1,725,896	[2]	$20,004,979	[2]
Shares issued on reinvestment	64,496	731,829	23,791	[2]	277,345	[2]
Shares repurchased	(240,204)	(2,733,877)	(37,879)	[2]	(440,813)	[2]
Net increase	2,715,633	$31,781,290	1,711,808	[2]	$19,841,511	[2]

Class C1[3]
Shares sold	36,873	$425,773	2,629,484		$29,263,981
Shares issued on reinvestment	75,374	861,118	153,549		1,763,782
Shares repurchased	(826,362)	(9,575,360)	(632,072)		(7,207,838)
Net increase (decrease)	(714,115)	$(8,288,469)	2,150,961		$23,819,925

Class FI
Shares sold	4,173,943	$48,437,691	1,256,121		$14,263,558
Shares issued on reinvestment	82,679	937,471	27,814		319,861
Shares repurchased	(747,580)	(8,593,185)	(263,435)		(2,969,099)
Net increase	3,509,042	$40,781,977	1,020,500		$11,614,320

Class R
Shares sold	307,509	$3,606,287	87,604		$999,276
Shares issued on reinvestment	5,379	61,505	1,104		12,887
Shares repurchased	(73,096)	(854,432)	(23,166)		(266,685)
Net increase	239,792	$2,813,360	65,542		$745,478

Class I
Shares sold	50,261,222	$584,773,455	86,819,195		$980,520,209
Shares issued on reinvestment	2,816,877	32,149,517	3,330,122		38,323,404
Shares repurchased	(23,690,966)	(272,781,607)	(13,035,781)		(148,276,886)
Net increase	29,387,133	$344,141,365	77,113,536		$870,566,727

Class IS
Shares sold	14,531,452	$169,988,643	28,660,694		$324,295,283
Shares issued on reinvestment	1,792,511	20,469,814	2,710,600		31,085,067
Shares repurchased	(9,794,348)	(113,446,514)	(10,424,731)		(117,908,329)
Net increase	6,529,615	$77,011,943	20,946,563		$237,472,021

[1]	For the period October 31, 2012 (inception date) to December 31, 2012.

[2]	For the period August 1, 2012 (inception date) through December 31, 2012.

[3]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

8. Line of credit

The Fund, along with certain other Legg Mason Funds, participated in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. The 364- date revolving Credit Agreement matured on February 28, 2013. Pursuant to the Credit Agreement, each participating fund was liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bore interest at a

Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

rate equal to the prevailing LIBOR rate plus the LIBOR rate margin. The Fund did not utilize the line of credit during the period ended February 28, 2013. The Fund did not renew the Credit Agreement.

9. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

34	Legg Mason BW Global Opportunities Bond Fund 2013 Semi-Annual Report

Legg Mason BW

Global Opportunities Bond Fund

Trustees

Kenneth D. Fuller* President

Ruby P. Hearn

Arnold L. Lehman

Robin J. W. Masters

Jill E. McGovern

Arthur S. Mehlman

Jennifer W. Murphy*

Chair

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Brandywine Global Investment Management, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective June 1, 2013, Ms. Murphy became a Trustee and Chair and Mr. Fuller became Trustee, President and Chief Executive Officer.

Legg Mason BW Global Opportunities Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Global Opportunities Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Global Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013856 8/13 SR13-1992

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Global Asset Management Trust

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Global Asset Management Trust

Date: August 23, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Global Asset Management Trust

Date: August 23, 2013